Property and Equipment, Net	12 Months Ended
Dec. 31, 2020
Property and Equipment, Net
Property and Equipment, Net

3.  Property and Equipment, Net

As of December 31, 2020 and 2019, property and equipment consist of the following:

	Thousands of Yen
	2020	2019
Leasehold improvements	¥272,756	¥215,524
Vehicles	9,548	7,786
Tools, furniture and fixtures	37,480	19,755
Total	319,784	243,065
Accumulated depreciation and amortization	(83,854)	(74,110)
	¥235,930	¥168,955

Depreciation and amortization expense was ¥41,691 thousand and ¥29,557 thousand for the years ended December 31, 2020 and 2019, respectively.

For the years ended December 31, 2020 and 2019, the Company recognized impairment loss of ¥36,512 thousand and ¥9,825 thousand, respectively, on leasehold improvements used in certain relaxation salons. The Company conducted strategic reviews of its future profitability forecast. Following these reviews, the Company reduced the corresponding estimated future cash flows of these assets and the estimated ability to recover the carrying amount of the long-lived assets within the period applicable to the impairment determination, resulting in the impairment charges.